UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                 to
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
✔    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:     1507951
Nationstar Mortgage LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):
_________________________________________________________________________________________

Nationstar Mortgage LLC
Robert Stiles, Chief Financial Officer
Telephone: 469-549-2000
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
NATIONSTAR MORTGAGE LLC
(Securitizer)

By:	/s/ Robert Stiles
Name: Robert Stiles
Title: Chief Financial Officer

Date: November 12, 2015

NATIONSTAR NHLT 2015-2 DUE DILIGENCE REVIEW

November 2015

Authors

This report was prepared by:

Marianne Lamkin
AMC Servicing Solutions, LLC
T: 214-755-4936
mariannelamkin@AMCfirst.com

James Furrate
AMC Servicing Solutions, LLC
T: 214-448-5629
jamesfurrate@AMCfirst.com

Susan Kaminski
AMC Servicing Solutions, LLC
T: 224-207-6011
susankaminski@amcfirst.com

Holly Keith
AMC Servicing Solutions, LLC
T:646-430-1797
hollykeith@amcfirst.com

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for

Nationstar NHLT 2015-2 Due Diligence

any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.
© 2015 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

BACKGROUND AND SCOPE

AMC Servicing Solutions, LLC (“AMC”) performed a review of 1,107 HECM loans serviced by Nationstar Mortgage LLC (“Nationstar”). This review included high level process interviews with senior management, as well as a review of documentation provided by Nationstar, including servicing system reports, validation of key system data, confirmation of FHA Mortgage Insurance Certificates, confirmation of counseling certificates, and lien searches on a sample of Texas properties to determine the existence any super liens.

REVIEW RESULTS
FINDINGS AND OBSERVATIONS

1.	Obtain a report from Nationstar and determine that key data elements agree to the data tape.

AMC has reviewed key data elements from the data tape and Nationstar’s system. Of the 21 fields reviewed only four fields had data discrepancies which Nationstar has corrected in the servicing system (see Appendix 1). 10 loans had discrepancies in the UPB at the call due date, 13 had discrepancies in the debenture rate; eight were related to the called due date and one appraisal date was incorrect. Nationstar has validated the correct data and updated their system. In all instances, the data provided in the data tape was correct.
2. Review borrower documents validating age at origination included in the imaging system,
AMC has reviewed the proof of age provided by the borrower at origination on a sample of 722 loans and validated eligibility with one loan, 1032271, with an ID that appeared to have a birth date of 1960, although the loan file indicated a birth date of 1940.

3.	Obtain a report of all loans without a listed co-borrower and identify any instances of non-borrower spouses from counseling certificates.

AMC has reviewed a list of non-REO loans with no co-borrowers listed in the data file. AMC reviewed the counseling certificates related to 722 loans and determined that 56 loans had two signatures on the counseling certificate, but the servicing system only lists one borrower, two counseling certifications were missing from the imaged files, and one loan included an unsigned certificate (see Appendix B).

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Nationstar NHLT 2015-2 Due Diligence

PROCEDURES

1.	Obtain a report from Nationstar and determine that key data elements agree to the data tape.

AMC has reviewed key data elements from the data tape and Nationstar’s system. Of the 21 fields reviewed only four fields had data discrepancies which Nationstar has corrected in the servicing system (see Appendix 1). 10 loans had discrepancies in the UPB at the call due date, 13 had discrepancies in the debenture rate; eight were related to the called due date and one appraisal date was incorrect. Nationstar has validated the correct data and updated their system. In all instances, the data provided in the data tape was correct.

2.	Obtain and review FHA reporting from Nationstar and determine that all loans have FHA insurance coverage.

AMC has reviewed the FHA certificates for all 1,107 loans in the population and found no exceptions.

3.	Obtain the most recent valuations report including date of valuation, type, and amount, and

a.	Select a sample of 150 loans and agree the value and date in the servicing system to the hard copy valuation.
AMC has reviewed 150 valuations and validated the date and amount from the hard copy to the servicing system data with no exceptions.

4.	Obtain a list of loans in default and determine that:

a.	If property inspections have been ordered, occupancy status has been updated in the servicing system,
AMC has reviewed system reports and determined that property inspections have been ordered and the occupancy data field in the servicing system has been updated.

b.	Borrower documents validating age at origination are included in the imaging system,

AMC has reviewed the proof of age provided by the borrower at origination on a sample of 722 loans and validated eligibility with one loan, 1032271, with an ID that appeared to have a birth date of 1960, although the loan file indicated a birth date of 1940.

c.	Obtain a report of all loans without a listed co-borrower and identify any instances of non-borrower spouses from counseling certificates.

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Nationstar NHLT 2015-2 Due Diligence

AMC has reviewed a list of non-REO loans with no co-borrowers listed in the data file. AMC reviewed the counseling certificates related to 722 loans and determined that 56 loans had two signatures on the counseling certificate, but the servicing system only lists one borrower, two counseling certifications were missing from the imaged files, and one loan included an unsigned certificate (see Appendix B).

5.	Obtain a 10% sample list of loans with corporate advances and all transaction level detail and:

a.	Determine that default related advances have not exceeded FHA allowable limits.

AMC has reviewed a sample of 10% of the loans with corporate advances and determined that all amounts are within FHA allowable limits.

6.	Conduct a lien search on all Texas properties to identify any properties with liens placed by Property Tax Lenders.

a.
AMC will review the searches to determine if lien is indeed in first position, if the lien search information matches the title information in the loan file, and if the final beneficiary is the seller of the asset.

AMC has reviewed 88 tax lien searches from the original population related to Texas properties and found no exceptions.

7.	Order and review a selection of Broker Price Opinions selected in conjunction with Nationstar.

a.	AMC will order BPOs for selected properties and provide updated valuations.

BPOs for 144 loans were ordered from the original population of loans. The results of each valuation have been provided to Barclays and Nationstar.

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Nationstar NHLT 2015-2 Due Diligence

APPENDIX 1

Data Field Validation

Data Field	Population	Errors	NS Corrected	Response
FHA Case #	1107	0
Max Claim Amount	1107	0
UPB at Call Due Date	1107	10	10	Data Tape is correct, servicing system has been updated
Current Total UPB	1107	0
Origination UPB	1107	0
Status	1107	0
Bankruptcy Date	26	0
Bankruptcy Dismissal or Discharge Date	26	0
Closing Date	1107	0
Called Due Date	1107	8	8	Data Tape is correct, servicing system has been updated
Default Date	399	0
Default Balance	770	0
Foreclosure Sale Date	160	0
Original Note Rate	1107	0
Current Interest Rate	1107	0
MIP Rate	1107	0
Corporate Advances	1100	0
Debenture Rate	1107	13	13	Data Tape is correct, servicing system has been updated
Amortization Type	1107	0
Recent Appraisal Date	1107	1	1	Data Tape is correct, servicing system has been updated

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Nationstar NHLT 2015-2 Due Diligence

APPENDIX B

Loans with potential non-borrowing spouse due to two signatures on the Counseling Certificate, but one remaining borrower on the Mortgage.

Loan Number	Number of Signatories on Counseling Certificate	Loan Number	Number of Signatories on Counseling Certificate
740109	2	760867	2
740543	2	761051	2
740737	2	761470	2
741036	2	762245	2
742177	2	764028	2
742215	2	764246	2
742457	2	767786	2
743097	2	768212	2
743363	2	768449	2
743691	2	1021172	2
746056	2	1023057	2
746837	no signature	1025685	2
750313	missing cert	1027864	2
750470	2	1028240	2
750673	2	1029033	2
750861	2	1029045	2
751436	2	1030245	2
751471	2	1030587	2
751645	2	1031079	2
751751	2	1032271	2
752173	2	1033618	2
754869	2	1034213	2
754874	2	1037960	2
755223	missing cert	1040669	2
756923	2	1042394	2
757092	2	1044839	2
759537	2	1046081	2
759538	2	1055901	2
760376	2	1073420	2
		1080097	2

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